Accrued Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities Current [Abstract]
Accrued voyage expenses	$ 2,620	$ 1,979
Accrued loan interest	380	579
Accrued legal and professional fees	623	1,318
Total accrued expenses	$ 3,623	$ 3,876